SHARE-BASED COMPENSATION - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	14,690,000	14,495,000	14,860,000
Expire December 31, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.05
Number of share options outstanding in share-based payment arrangement	0	400,000
Expire March 26, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.05
Number of share options outstanding in share-based payment arrangement	0	200,000
Expire July 16, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.13
Number of share options outstanding in share-based payment arrangement	0	2,380,000
Expire April 14, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.065
Number of share options outstanding in share-based payment arrangement	2,795,000	2,795,000
Expire June 23, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.095
Number of share options outstanding in share-based payment arrangement	2,900,000	2,900,000
Expire September 20, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.06
Number of share options outstanding in share-based payment arrangement	2,370,000	2,370,000
Expire June 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.065
Number of share options outstanding in share-based payment arrangement	2,950,000	2,950,000
Expire August 8, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.06
Number of share options outstanding in share-based payment arrangement	500,000	500,000
Expiry June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.08
Number of share options outstanding in share-based payment arrangement	3,175,000	0